                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21771

                             YieldQuest Funds Trust
               (Exact name of registrant as specified in charter)

                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
               (Address of principal executive offices) (Zip code)

                                 Jay K. Chitnis
                          3280 Peachtree Rd, Suite 2600
                                Atlanta, GA 30305
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 404-446-3370

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                              JULY 31, 2010



   % OF
NET ASSETS  DESCRIPTION                                                   SHARES         VALUE
-------------------------------------------------------------------------------------------------

     4.73%  COMMON STOCKS
     0.41%  APPAREL
            Christian Dior SA                                                  100     $   10,837
            Hermes International                                                50          8,578
                                                                                       ----------
                                                                                           19,415
                                                                                       ----------

     1.36%  BANKS
            Goldman Sachs Group, Inc./The (a)                                  425         64,098
                                                                                       ----------

     0.77%  HOLDING COMPANIES
            LVMH Moet Hennessy Louis Vuitton SA                                300         36,600
                                                                                       ----------

     0.13%  LODGING
            Orient-Express Hotels Ltd., Class A (b)                            700          6,377
                                                                                       ----------

     1.20%  OIL & GAS
            Exxon Mobil Corp. (a)                                              950         56,696
                                                                                       ----------

     0.86%  RETAIL
            Bulgari SpA                                                        500          3,922
            Compagnie Financiere Richemont SA                                  600         23,414
            PPR                                                                100         13,377
                                                                                       ----------
                                                                                           40,713
                                                                                       ----------
            TOTAL COMMON STOCKS
            (Cost $170,053)                                                               223,899
                                                                                       ----------


    88.32%  EXCHANGE TRADED/CLOSED-END FUNDS
     0.72%  ASSET ALLOCATION CLOSED-END FUND
            NFJ Dividend, Interest & Premium Strategy Fund (a)               2,300         33,902
                                                                                       ----------

    26.70%  EQUITY CLOSED-END FUNDS
            Alpine Total Dynamic Dividend Fund (a)                           6,000         32,040
            BlackRock Strategic Dividend Achievers Trust (c)                 3,000         28,110
            Blue Chip Value Fund, Inc. (b) (c)                              18,650         55,577
            Boulder Growth & Income Fund, Inc. (a) (b)                      11,900         69,020
            Boulder Total Return Fund, Inc. (a) (b) (c)                      4,650         65,332
            Central Securities Corp. (a) (c)                                 3,647         69,111
            China Fund, Inc. (The) (a)                                       1,600         45,168
            Cohen & Steers Closed-End Opportunity Fund, Inc. (c)             6,900         84,180
            Cohen & Steers Dividend Majors Fund, Inc. (a)                    1,600         17,184
            First Opportunity Fund, Inc. (a) (c)                            14,350         91,553
            Greater China Fund, Inc. (a)                                     6,700         78,189
            H&Q Healthcare Investors (a) (c)                                 2,150         24,789
            H&Q Life Sciences Investors (a) (c)                              2,700         24,840
            Japan Equity Fund, Inc. (a)                                     12,900         68,241
            John Hancock Bank and Thrift Opportunity Fund
              (a) (c)                                                        7,625        117,120
            Liberty All-Star Equity Fund                                    11,620         49,734
            Macquarie Global Infrastructure Total Return Fund,
              Inc. (a)                                                       1,100         16,885
            Macquarie/First Trust Global
              Infrastructure/Utilities Dividend & Income
              Fund (a)                                                       1,750         21,105
            Madison Strategic Sector Premium Fund                            1,400         16,366
            Madison/Claymore Covered Call & Equity Strategy Fund             3,000         25,290
            Royce Focus Trust, Inc. (b) (c)                                  8,000         47,600
            Royce Micro-Cap Trust, Inc. (b) (c)                              7,150         55,555
            Royce Value Trust, Inc. (b) (c)                                  4,050         45,684
            Templeton Dragon Fund, Inc. (c)                                  1,800         48,330
            Tri-Continental Corp. (c)                                        5,700         66,234
                                                                                       ----------
                                                                                        1,263,237
                                                                                       ----------

    56.79%  EQUITY EXCHANGE TRADED FUNDS
            Claymore/AlphaShares China Small Cap Index ETF                   1,000         26,660
            Consumer Discretionary Select Sector SPDR Fund (c)               8,200        257,808
            Energy Select Sector SPDR Fund (c)                               1,100         59,224
            Financial Select Sector SPDR Fund (c)                            4,500         66,195


See accompanying notes to financial statements.
                                        1

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                   SHARES         VALUE
-------------------------------------------------------------------------------------------------
            EQUITY EXCHANGE TRADED FUNDS  (CONTINUED)
            Industrial Select Sector SPDR Fund (c)                           9,650     $  292,299
            iShares Dow Jones U.S. Healthcare Providers Index
              (a) (b)                                                          900         40,446
            iShares Dow Jones U.S. Home Construction Index
              Fund (a)                                                      10,800        126,036
            iShares FTSE/Xinhua China 25 Index Fund                          1,500         61,950
            iShares MSCI Australia Index Fund (a) (c)                        5,700        123,006
            iShares MSCI Brazil Index Fund (a) (c)                           1,850        130,203
            iShares MSCI United Kingdom Index Fund                           3,100         47,709
            iShares S&P Global 100 Index Fund (a)                            1,700         95,676
            iShares S&P North American Technology-Semiconductors
              Index Fund (a)                                                 2,100         96,558
            Market Vectors Agribusiness ETF (a)                              2,500        103,825
            Market Vectors Russia ETF (a)                                    3,150         99,414
            Market Vectors Steel Index Fund (a)                              1,450         85,753
            Oil Services HOLDRs Trust (c)                                    1,400        147,196
            ProShares Ultra Financials (c)                                   2,170        122,453
            ProShares Ultra Health Care (c)                                  1,300         54,956
            ProShares Ultra Oil & Gas (c)                                    3,100         89,745
            ProShares Ultra Technology (b) (c)                               6,800        324,292
            SPDR KBW Regional Banking ETF (c)                                4,300        102,168
            SPDR Metals & Mining ETF (c)                                     1,650         82,319
            Technology Select Sector SPDR Fund (c)                           2,300         50,416
                                                                                       ----------
                                                                                        2,686,307
                                                                                       ----------

     4.11%  TAXABLE FIXED INCOME EXCHANGE TRADED FUNDS
            ProShares UltraShort 20+ Year Treasury (b) (c)                   2,100         75,285
            ProShares UltraShort 7-10 Year Treasury (b) (c)                  2,800        119,252
                                                                                       ----------
                                                                                          194,537
                                                                                       ----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $3,781,170)                                                           4,177,983
                                                                                       ----------


                                                                         CONTRACTS
                                                                        ----------
     0.80%  PURCHASED OPTIONS (B)
            iShares Barclays 20+ Year Treasury:
              08/21/2010, Put @ $95                                             31            310
              08/21/2010, Put @ $96                                            176          2,816
              08/21/2010, Put @ $97                                            152          4,104
              08/21/2010, Put @ $98                                            147          6,909
              08/21/2010, Put @ $99                                             20          1,580
              08/21/2010, Put @ $100                                            30          3,480
            SPDR S&P 500 ETF Trust:
              08/21/2010, Call @ $114                                          165         10,395
              08/21/2010, Put @ $106                                            96          8,160
                                                                                       ----------
            TOTAL PURCHASED OPTIONS
            (Cost $75,287)                                                                 37,754
                                                                                       ----------



                                                                          SHARES
                                                                        ----------
     9.20%  SHORT-TERM INVESTMENT
            Dreyfus Institutional Reserves Money Market Fund,
              0.040% (d)                                                   435,443        435,443
                                                                                       ----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $435,443)                                                               435,443
                                                                                       ----------


See accompanying notes to financial statements.
                                        2

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                   SHARES         VALUE
-------------------------------------------------------------------------------------------------

   103.05%  TOTAL INVESTMENTS
            (COST $4,461,953)                                                          $4,875,079
                                                                                       ----------

   (3.05)%  NET OTHER ASSETS (LIABILITIES)                                               (144,414)
                                                                                       ----------

   100.00%  NET ASSETS                                                                 $4,730,665
                                                                                       ----------

            At July 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

            Unrealized Appreciation                                                    $  491,888
            Unrealized Depreciation                                                       (78,762)
                                                                                       ----------
            NET UNREALIZED APPRECIATION                                                $  413,126
                                                                                       ----------

    12.15%  EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            iShares MSCI South Korea Index Fund                              2,000         98,100
            Powershares Golden Dragon Halter USX China Portfolio             8,100        196,668
            Rydex S&P Equal Weight ETF                                       4,950        200,871
            Vanguard Emerging Markets ETF                                    1,170         48,988
            WisdomTree India Earnings Fund                                   1,300         30,355
                                                                                       ----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
            (Proceeds $666,072)                                                        $  574,982
                                                                                       ----------





                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO SELL:
          Australian Dollar                  157,917        $142,737      08/06/2010        $(10,876)
          British Sterling Pound              31,120          48,830      08/06/2010            (330)
          Japanese Yen                    26,438,460         306,037      08/06/2010          (2,843)
                                                                                            --------
                                                                                             (14,049)
                                                                                            --------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS       $(14,049)
                                                                                            --------


                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS PURCHASED
          Dollar Index, expires 09/15/2010                         2     $   164,983        $ (1,673)
          E-Mini Crude Oil, expires 08/19/2010                     1          38,490             985
          Nasdaq 100 E-Mini, expires 09/17/2010                    4         147,426           1,554
          Natural Gas, expires 09/30/2010                          1          44,433           4,797
          Russell 2000 Mini, expires 09/17/10                      2         127,766           2,154
          S&P 500 E-Mini, expires 09/17/2010                      48       2,615,040          20,880
                                                                                            --------
                                                                                              28,697
                                                                                            --------
          FUTURES CONTRACTS SOLD SHORT
          90 Day Euro$, expires 09/19/2010                         7       7,000,000         (11,142)
          U.S. 5 Year Note, expires 10/05/2010                    15       1,500,000         (20,382)
          U.S. 10 Year Note, expires 09/30/2010                    1         100,000            (815)
                                                                                            --------
                                                                                             (32,339)
                                                                                            --------
          TOTAL                                                                             $ (3,642)
                                                                                            --------





See accompanying notes to financial statements.
                                        3

 YIELDQUEST CORE EQUITY FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

-------

(a)     All or a portion of the security is pledged as collateral for securities sold short.
(b)     Non-income producing security.
(c)     All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)     Rate represents effective yield.

ETF     Exchange-Traded Fund
HOLDRs  Holding Company Depositary Receipts
SPDR    S&P Depositary Receipts




See accompanying notes to financial statements.
                                        4

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                              JULY 31, 2010



   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------

    30.16%  CORPORATE BONDS
     7.84%  AIRLINES
            American Airlines, Inc., 7.858%, 10/01/2011, Series
              01-2 (a)                                               $     100,000    $   103,500
            AMR Corp.:
              9.750%, 08/15/2021 (a)                                       469,000        386,925
              9.880%, 06/15/2020 (a)                                       343,000        282,975
            Continental Airlines, Inc.:
              6.648%, 09/15/2017, Series 981A (a)                          222,830        222,830
              6.703%, 06/15/2021, Series 01A1 (a)                          107,107        107,910
              6.748%, 03/15/2017, Series 981B (a)                          154,441        145,175
              6.795%, 08/02/2018, Series 991B (a)                          160,201        154,193
              7.033%, 06/15/2011, Series 011C (a)                          154,147        151,449
              7.339%, 04/19/2014, Series 071C (a)                          177,015        175,244
              7.461%, 04/01/2013, Series 971B (a)                           20,003         19,203
              7.566%, 03/15/2020, Series 992B (a)                          131,887        126,612
              8.560%, 07/02/2014, Series 962B (a)                           52,788         52,788
            Delta Airlines, Inc.:
              7.570%, 11/18/2010, Series 00A2 (a)                           75,000         75,750
              7.711%, 09/18/2011, Series 011B (a)                          460,000        470,902
              7.920%, 11/18/2010, Series 001B (a)                          425,000        427,635
            Northwest Airlines, Inc.:
              6.841%, 04/01/2011, Series 1A-2 (a)                          250,000        252,500
              7.950%, 03/01/2015, Series 992B (a)                          956,924        822,955
            Southwest Airlines Co., 7.220%, 07/01/2013, Series
              95A3, Callable 09/03/2010 @ 100 (a)                           85,024         89,472
                                                                                      -----------
                                                                                        4,068,018
                                                                                      -----------

     0.22%  AUTOMOTIVE
            Motors Liquidation Co., 8.375%, 07/15/2033 (a) (b)             320,000        112,000
                                                                                      -----------

     0.44%  ENTERTAINMENT
            Comcast Corp., 6.950%, 08/15/2037 (a)                          195,000        229,941
                                                                                      -----------

    19.59%  FINANCIAL SERVICES
            American Express Co., 8.125%, 05/20/2019 (a)                 1,000,000      1,272,887
            American Express Credit Corp., 5.875%, 05/02/2013,
              Series C, MTN (a)                                            670,000        738,351
            Bank of America Corp.:
              4.750%, 08/01/2015 (a)                                       750,000        774,969
              4.750%, 03/15/2016, Callable 09/15/2010 @ 100,
              MTN (a)                                                       10,000          9,970
              7.800%, 09/15/2016 (a)                                       220,000        249,317
            Bank One Corp., 5.250%, 01/30/2013 (a)                         500,000        535,761
            Bear, Stearns & Co., Inc., 5.550%, 01/22/2017 (a)              790,000        844,158
            CIT Group, Inc.:
              7.000%, 05/01/2013, Callable 09/16/2010 @
              103.50 (a)                                                    14,086         14,016
              7.000%, 05/01/2014, Callable 09/16/2010 @
              103.50 (a)                                                    21,129         20,654
              7.000%, 05/01/2015, Callable 09/16/2010 @
              103.50 (a)                                                    21,129         20,469
              7.000%, 05/01/2016, Callable 09/16/2010 @
              103.50 (a)                                                    35,216         33,719
              7.000%, 05/01/2017, Callable 09/16/2010 @
              103.50 (a)                                                    49,302         46,714
            Citigroup, Inc., 5.500%, 02/15/2017 (a)                        975,000        987,042
            Deutsche Bank Trust Corp., 7.500%, 11/15/2015 (a)                4,000          4,556
            General Electric Capital Corp.:
              4.375%, 11/21/2011, MTN (a)                                  230,000        239,024
              6.875%, 11/15/2010, MTN (a)                                  250,000        254,273
            Goldman Sachs Group, Inc.:
              5.250%, 04/01/2013 (a)                                       300,000        321,514
              5.625%, 01/15/2017 (a)                                     1,695,000      1,750,572
            Lehman Brothers Holdings:
              5.625%, 01/24/2013, MTN (a) (b)                              500,000        110,625
              6.500%, 07/19/2017 (a) (b)                                 1,370,000          2,398
            Merrill Lynch & Co., Inc., 5.700%, 05/02/2017 (a)            1,000,000      1,033,885
            Morgan Stanley & Co., Inc., 5.450%, 01/09/2017,
              EMTN (a)                                                      50,000         51,846


See accompanying notes to financial statements.
                                        5

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
            FINANCIAL SERVICES  (CONTINUED)
            Motors Liquidation Co., 9.400%, 07/15/2021 (a) (b)       $     800,000    $   264,000
            Nuveen Investments, Inc., 5.500%, 09/15/2015 (a)               400,000        324,000
            Principal Life Income Funding Trusts, 0.596%,
              11/15/2010 (a) (c)                                           250,000        249,904
            Washington Mutual Bank NV, 6.875%, 06/15/2011,
              Series 11 (a) (b)                                          1,000,000         10,000
                                                                                      -----------
                                                                                       10,164,624
                                                                                      -----------

     0.02%  INDUSTRIALS
            Occidental Petroleum Corp., 8.750%, 01/15/2023 (a)              10,000         12,791
                                                                                      -----------

     2.05%  METALS & MINING
            Alcoa, Inc., 5.375%, 01/15/2013 (a)                          1,000,000      1,063,619
                                                                                      -----------
            TOTAL CORPORATE BONDS
            (Cost $18,218,844)                                                         15,650,993
                                                                                      -----------

     0.04%  COLLATERALIZED MORTGAGE OBLIGATIONS
     0.04%  U.S. GOVERNMENT & AGENCY
            Federal National Mortgage Association, 4.500%,
              05/25/2019 (a)                                                19,371         19,645
                                                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $17,935)                                                                 19,645
                                                                                      -----------

     0.64%  U.S. GOVERNMENT & AGENCY
            Federal Farm Credit Bank, 5.750%, 12/07/2028,
              MTN (a)                                                       43,000         50,236
            Federal Home Loan Bank:
              5.685%, 09/17/2018, Series AR18 (a)                           25,000         30,301
              7.125%, 02/15/2030, Series C30 (a)                            90,000        120,854
            Federal National Mortgage Association, 8.280%,
              01/10/2025, MTN (a)                                           20,000         29,886
            Tennessee Valley Authority, 7.125%, 05/01/2030 (a)              75,000        102,147
                                                                                      -----------
            TOTAL U.S. GOVERNMENT & AGENCY
            (Cost $283,884)                                                               333,424
                                                                                      -----------

    10.56%  FOREIGN BONDS
     5.11%  BANKS
            Bank of Scotland PLC, 10.500%, 02/16/2018 (a)          GBP     920,000      1,768,598
            Inter-American Development Bank, 6.250%, 06/22/2016,
              MTN (a)                                              NZD   1,150,000        885,097
                                                                                      -----------
                                                                                        2,653,695
                                                                                      -----------

     1.19%  SOVEREIGN BONDS
            Federal Republic of Brazil:
              7.875%, 03/07/2015 (a)                                 $     475,000        574,275
              12.500%, 01/05/2016 (a)                              BRL      40,000         25,495
            Mexican Bonos de Desarrollo, 7.250%, 12/15/2016,
              Series M10 (a)                                       MXN     220,000         18,413
                                                                                      -----------
                                                                                          618,183
                                                                                      -----------

     4.26%  FINANCIAL SERVICES
            General Electric Capital Corp., 7.500%, 02/28/2011,
              EMTN (a)                                             NZD   3,000,000      2,207,735
                                                                                      -----------
            TOTAL FOREIGN BONDS
            (Cost $5,726,482)                                                           5,479,613
                                                                                      -----------

     7.79%  MUNICIPAL BONDS
     4.09%  CALIFORNIA
            California State:
              4.500%, 08/01/2030, National-RE-IBC, GO, Callable
              02/01/2017 @ 100 (a)                                   $   1,000,000        913,250
              4.500%, 08/01/2030, GO, Callable 02/01/2017 @
              100 (a)                                                      635,000        579,914
              5.000%, 04/01/2038, GO, Callable 04/01/2018 @
              100 (a)                                                      500,000        488,250
            Howell Mountain Elementary School District Election,
              Zero Coupon:
              08/01/2028, GO (a)                                           190,000         82,080
              08/01/2029, GO (a)                                           150,000         61,389
                                                                                      -----------
                                                                                        2,124,883
                                                                                      -----------



See accompanying notes to financial statements.
                                        6

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     2.26%  FLORIDA
            Auburndale Florida Water & Sewer, 4.375%,
              12/01/2037, AMBAC, Revenue, Callable 12/01/2017 @
              100 (a)                                                $   1,275,000    $ 1,171,113
                                                                                      -----------

     0.96%  ILLINOIS
            Regional Transportation Authority, 4.500%,
              07/01/2035, Series A, National-RE, Revenue,
              Callable 07/01/2016 @ 100 (a)                                500,000        498,495
                                                                                      -----------

     0.48%  PENNSYLVANIA
            Conneaut School District, Zero Coupon, 11/01/2030,
              Series B, AGM State Aid Withholding, GO (a)                  690,000        247,986
                                                                                      -----------
            TOTAL MUNICIPAL BONDS
            (Cost $4,088,759)                                                           4,042,477
                                                                                      -----------

     6.50%  TAXABLE MUNICIPAL BONDS
     0.33%  ALABAMA
            Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO,
              Callable 04/01/2015 @ 100 (a)                                170,000        173,850
                                                                                      -----------

     1.76%  CALIFORNIA
            Kern County Pension Obligation, Zero Coupon,
              08/15/2020, National-RE, Revenue (a)                         100,000         49,141
            Monrovia Redevelopment Agency Tax Allocation,
              5.600%, 05/01/2023, AMBAC, Revenue, Callable
              05/01/2013 @ 102 (a)                                          35,000         31,246
            Pinole Redevelopment Agency, 5.600%, 08/01/2020,
              AMBAC, Tax Allocation, Callable 08/01/2014 @
              102 (a)                                                       25,000         24,981
            San Bernardino JT Powers, 6.150%, 05/01/2027, AMBAC,
              Tax Allocation, Callable 05/01/2016 @ 100 (a)                 15,000         14,451
            Santa Fe Springs Community Development, 5.350%,
              09/01/2018, National-RE, Tax Allocation, Callable
              09/01/2016 @ 100 (a)                                          25,000         23,847
            Solano County, 5.140%, 01/15/2014, XLCA, Revenue (a)           665,000        710,818
            Watsonville Redevelopment Agency, 5.200%,
              09/01/2012, National-RE FGIC, Tax Allocation (a)              60,000         61,382
                                                                                      -----------
                                                                                          915,866
                                                                                      -----------

     0.06%  DISTRICT OF COLUMBIA
            Metropolitan Washington Airports Authority Airport
              System, 5.590%, 10/01/2025, Series C, National-
              RE, Revenue, Callable 10/01/2015 @ 100 (a)                    30,000         31,025
                                                                                      -----------

     0.05%  FLORIDA
            Pembroke Pines Communication Services, 4.750%,
              10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @
              100 (a)                                                       25,000         24,209
                                                                                      -----------

     0.70%  GEORGIA
            College Park, 5.868%, 01/01/2021, National-RE FGIC,
              Revenue (a)                                                   70,000         69,161
            College Park Business & Industrial Development
              Authority, 5.750%, 09/01/2015, AGM, Revenue (a)              250,000        274,477
            Savannah Hospital Authority, 6.625%, 07/01/2018,
              AGM, Revenue, Callable 07/01/2013 @ 100 (a)                   20,000         20,660
                                                                                      -----------
                                                                                          364,298
                                                                                      -----------

     0.01%  ILLINOIS
            Development Finance Authority, 6.000%, 03/01/2012,
              National-RE, Revenue (a)                                       5,000          5,223
                                                                                      -----------

     0.06%  INDIANA
            Pike County School Corp., 5.000%, 01/05/2020, XLCA
              State Aid Withholding, GO, Callable 01/05/2015 @
              100 (a)                                                       30,000         29,674
                                                                                      -----------

     0.28%  MAINE
            City of Auburn, 5.125%, 08/01/2011, National-RE,
              GO (a)                                                       145,000        145,178
                                                                                      -----------

     0.07%  MARYLAND
            State Transportation Authority, 6.480%, 07/01/2022,
              National-RE, Revenue (a)                                      35,000         36,605
                                                                                      -----------



See accompanying notes to financial statements.
                                        7

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     0.52%  MICHIGAN
            Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (a)      $      65,000    $    67,376
            Michigan State, 6.850%, 11/01/2019, Series A, GO,
              Callable 11/01/2018 @ 100 (a)                                180,000        203,360
                                                                                      -----------
                                                                                          270,736
                                                                                      -----------

     0.44%  NEW JERSEY
            City of Linden, 5.950%, 04/01/2033, National-RE,
              GO (a)                                                        20,000         18,475
            Orange Township, 5.170%, 12/01/2011, Series C, AGM,
              GO (a)                                                        35,000         36,368
            Union County Improvement Authority Sewer System
              Lease, 6.640%, 04/01/2022, AMBAC, Revenue (a)                165,000        171,836
                                                                                      -----------
                                                                                          226,679
                                                                                      -----------

     0.08%  OREGON
            School Boards Association, 5.680%, 06/30/2028,
              Series B, National-RE FGIC, GO (a)                            40,000         42,632
                                                                                      -----------

     0.47%  PENNSYLVANIA
            Beaver County, 5.000%, 12/15/2011, AGM, GO (a)                  60,000         62,815
            Duquesne, 5.000%, 12/15/2013, Series B, AGM, GO (a)            170,000        179,957
                                                                                      -----------
                                                                                          242,772
                                                                                      -----------

     0.63%  SOUTH CAROLINA
            Richland Lexington Airport District, 6.590%,
              01/01/2017, AGM, Revenue (a)                                 300,000        326,967
                                                                                      -----------

     0.79%  TENNESSEE
            Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable
              06/01/2015 @ 100 (a)                                         400,000        408,152
                                                                                      -----------

     0.22%  TEXAS
            Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO,
              Callable 09/01/2017 @ 100 (a)                                115,000        116,126
                                                                                      -----------

     0.03%  WISCONSIN
            Menasha Steam Utility, 4.350%, 09/01/2010, Revenue
              (a) (b)                                                       23,569         16,263
                                                                                      -----------
            TOTAL TAXABLE MUNICIPAL BONDS
            (Cost $3,267,304)                                                           3,376,255
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
     0.22%  PREFERRED STOCKS
     0.22%  FINANCIAL SERVICES
            GMAC, Inc., 7.000%, Callable 12/31/2011 @ 1,000
              (a) (d)                                                          139        114,158
                                                                                      -----------
            TOTAL PREFERRED STOCKS
            (Cost $43,759)                                                                114,158
                                                                                      -----------

    17.27%  EXCHANGE TRADED/CLOSED-END FUNDS
     0.25%  ASSET ALLOCATION CLOSED-END FUND
            Alpine Global Premier Properties Fund (a)                       20,771        128,365
                                                                                      -----------

     2.09%  EQUITY CLOSED-END FUNDS
            Cohen & Steers Closed-End Opportunity Fund, Inc. (a)            56,268        686,470
            Cohen & Steers Quality Income Realty Fund, Inc. (a)             12,083         84,219
            Macquarie Global Infrastructure Total Return Fund,
              Inc. (a)                                                       9,909        152,103
            Macquarie/First Trust Global
              Infrastructure/Utilities Dividend & Income
              Fund (a)                                                      13,481        162,581
            RMR Asia Pacific Real Estate Fund                                   --              7
                                                                                      -----------
                                                                                        1,085,380
                                                                                      -----------

     1.32%  EQUITY EXCHANGE TRADED FUNDS
            iShares Dow Jones U.S. Real Estate Index Fund (a)                5,533        286,001
            Market Vectors Gold Miners ETF (a)                               8,263        398,442
                                                                                      -----------
                                                                                          684,443
                                                                                      -----------



See accompanying notes to financial statements.
                                        8

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                   SHARES         VALUE
-------------------------------------------------------------------------------------------------
     5.97%  TAXABLE FIXED INCOME CLOSED-END FUNDS
            AllianceBernstein Income Fund, Inc. (a)                        112,963    $   940,982
            BlackRock Credit Allocation Fund, Inc. (a)                      41,100        415,521
            BlackRock Credit Allocation Income Trust III,
              Inc. (a)                                                      38,682        416,218
            BlackRock Income Trust, Inc. (a)                               126,758        878,433
            BlackRock Preferred and Corporate Income Strategies
              Fund, Inc. (a)                                                28,897        273,077
            MFS InterMarket Income Trust I (a)                               5,249         43,514
            Montgomery Street Income Securities, Inc. (a)                    3,613         58,169
            Rivus Bond Fund (a)                                              4,150         73,621
                                                                                      -----------
                                                                                        3,099,535
                                                                                      -----------

     7.64%  TAXABLE FIXED INCOME EXCHANGE TRADED FUNDS
            iShares Barclays 1-3 Year Credit Bond Fund (a)                  34,735      3,647,175
            ProShares UltraShort Lehman 7-10 Year Treasury
              (a) (e)                                                        7,445        317,083
                                                                                      -----------
                                                                                        3,964,258
                                                                                      -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $8,527,905)                                                           8,961,981
                                                                                      -----------


                                                                         CONTRACTS
                                                                        ----------
     0.74%  PURCHASED OPTIONS (E)
            iShares Barclays 20+ Year Treasury:
              08/21/2010, Put @ $95                                            133          1,330
              08/21/2010, Put @ $96                                          1,653         26,448
              08/21/2010, Put @ $97                                          1,432         38,664
              08/21/2010, Put @ $98                                          1,391         65,377
              08/21/2010, Put @ $99                                            190         15,010
              08/21/2010, Put @ $100                                           300         34,800
            SPDR S&P 500 ETF Trust:
              08/21/2010, Call @ $114                                        1,885        118,755
              08/21/2010, Put @ $106                                           987         83,895
                                                                                      -----------
            TOTAL PURCHASED OPTIONS
            (Cost $750,510)                                                               384,279
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
    17.49%  SHORT-TERM INVESTMENTS
     8.82%  MONEY MARKET FUND
            Dreyfus Institutional Reserves Money Market Fund,
              0.040% (a) (f)                                             4,576,931      4,576,931

                                                                         PRINCIPAL
                                                                        ----------
     8.67%  U.S. GOVERNMENT & AGENCY
            U.S. Treasury Note, 0.130%, 08/26/2010 (a)               $   4,500,000      4,499,609
                                                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $9,076,509)                                                           9,076,540
                                                                                      -----------


See accompanying notes to financial statements.
                                        9

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------

    91.41%  TOTAL INVESTMENTS
            (COST $50,001,891)                                                        $47,439,365
                                                                                      -----------

     8.59%  NET OTHER ASSETS (LIABILITIES)                                              4,459,263
                                                                                      -----------

   100.00%  NET ASSETS                                                                $51,898,628
                                                                                      -----------

            At July 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

            Unrealized Appreciation                                                   $ 1,972,970
            Unrealized Depreciation                                                    (4,535,496)
                                                                                      -----------
            NET UNREALIZED DEPRECIATION                                               $(2,562,526)
                                                                                      -----------





                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO BUY:
          Australian Dollar                  936,582      $  846,549       08/06/2010      $  64,504
          Brazilian Real                   1,388,691         788,202       08/06/2010         18,845
          Icelandic Krona                 94,634,900         788,033       10/10/2008       (242,142)
                                                                                           ---------
                                                                                            (158,793)
                                                                                           ---------
          TO SELL:
          Australian Dollar                  936,582         846,549       08/06/2010         (8,844)
          Brazilian Real                     218,302         123,905       08/06/2010             95
          British Sterling Pound           1,460,057       2,290,961       08/06/2010        (72,087)
          European Euro                      408,401         532,208       08/06/2010         (7,208)
          Japanese Yen                    95,618,460       1,106,825       08/06/2010        (16,825)
          Mexican Peso                       205,000          16,185       08/06/2010           (430)
          New Zealand Dollar               3,514,179       2,548,646       08/06/2010       (141,925)
                                                                                           ---------
                                                                                            (247,224)
                                                                                           ---------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS      $(406,017)
                                                                                           ---------


                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS PURCHASED
          Dollar Index, expires 09/15/2010                        47     $  3,891,633      $ (53,848)
          E-Mini Crude Oil, expires 08/19/2010                    33        1,273,319         29,356
          Natural Gas Futures, expires 09/30/2010                 16          712,391         75,289
                                                                                           ---------
                                                                                              50,797
                                                                                           ---------
          FUTURES CONTRACTS SOLD SHORT
          90 Day Euro$, expires 09/19/2011                       383      383,000,000        (30,382)
          U.S. 5 Year Note, expires 10/01/2010                   338       33,800,000       (203,531)
          U.S. 10 Year Note, expires 09/30/2010                   20        2,000,000        (18,974)
                                                                                           ---------
                                                                                            (252,887)
                                                                                           ---------
          TOTAL                                                                            $(202,090)
                                                                                           ---------





See accompanying notes to financial statements.
                                       10

 YIELDQUEST TOTAL RETURN BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

-------

(a)    All or a portion of the security is segregated in connection with forward currency and futures contracts.
(b)    Default Resolution
(c)    Variable rate security
(d)    Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At July 31, 2010, these securities amounted to
       $114,158 or 0.2% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(e)    Non-income producing securities.
(f)    Rate represents effective yield.

AGM    Assured Guaranty Municipal Corp.
AMBAC  Insured by American Municipal Bond Assurance Corp.
BRL    Brazilian Real
CIFG   Insured by IXIS Financial Guaranty
EMTN   Euro Medium Term Note
ETF    Exchange-Traded Fund
ETN    Exchange-Traded Note
FGIC   Insured by Financial Guaranty Insurance Co.
GBP    British Sterling Pound
GO     General Obligation
MTN    Medium Term Note
MXN    Mexican Peso
NZD    New Zealand Dollar
PLC    Public Liability Co.
SPDR   S&P Depositary Receipts
XLCA   Insured by XL Capital Assurance




See accompanying notes to financial statements.
                                       11

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED)                              JULY 31, 2010



   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------

    82.85%  MUNICIPAL BONDS
     3.98%  ALABAMA
            Alabama Agriculture & Mechanical University, 5.000%,
              11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @
              100 (a)                                                $     500,000    $   528,050
            Birmingham Jefferson Civic Center Authority, 4.125%,
              07/01/2017, Series A, AMBAC, Special Tax,
              Callable 09/20/2010 @ 100 (b)                                100,000         74,789
                                                                                      -----------
                                                                                          602,839
                                                                                      -----------

     9.48%  CALIFORNIA
            Antioch California Union School District, 4.250%,
              09/01/2021, COP, National-RE FGIC, Callable
              09/01/2015 @ 100 (a)                                         685,000        690,268
            California State, 6.000%, 04/01/2035, GO, Callable
              04/01/2019 @ 100 (b)                                         500,000        540,960
            Oakland Redevelopment Agency, 5.500%, 02/01/2014,
              AMBAC, Tax Allocation (b)                                    100,000        102,172
            San Diego Redevelopment Agency, 6.200%, 10/01/2019,
              Tax Allocation, Prerefunded 10/01/2010 @ 101 (b)             100,000        101,952
                                                                                      -----------
                                                                                        1,435,352
                                                                                      -----------

     2.08%  COLORADO
            Arkansas River Power Authority, 5.250%, 10/01/2016,
              XLCA, Revenue (a)                                            300,000        315,093
                                                                                      -----------

     7.60%  FLORIDA
            Dunedin Utility System, 6.250%, 10/01/2011,
              National-RE FGIC, Revenue (b)                                 50,000         52,806
            Nassau County Public Improvement, 5.000%,
              05/01/2021, National-RE, Revenue (b)                         460,000        489,886
            Osceola County School Board, 5.800%, 08/01/2015,
              Series A, National-RE, COP, Prerefunded
              08/01/2010 @ 101                                             100,000        101,000
            Polk County Capital Improvement, 5.500%, 12/01/2021,
              AGM, Revenue, Callable 12/01/2010 @ 100 (b) (c)              500,000        507,455
                                                                                      -----------
                                                                                        1,151,147
                                                                                      -----------

     0.69%  GEORGIA
            DeKalb County Water & Sewer, 5.375%, 10/01/2035,
              Revenue, Prerefunded 10/01/2010 @ 101 (b)                    100,000        101,810
            Fulton County, Georgia Development Authority, Zero
              Coupon, 5.500%, 05/01/2033 (d)                               105,000          2,363
                                                                                      -----------
                                                                                          104,173
                                                                                      -----------

     6.01%  ILLINOIS
            Chicago O'Hare International Airport:
              4.000%, 01/01/2012, Series A, AGM, Revenue                   500,000        521,135
              5.250%, 01/01/2016, Series B, National-RE,
              Revenue (a)                                                  260,000        289,822
            City of Bellwood, 4.450%, 12/01/2020, Series B,
              National-RE, GO, Callable 12/01/2015 @ 100 (b)               100,000         98,691
                                                                                      -----------
                                                                                          909,648
                                                                                      -----------

     6.20%  INDIANA
            Hammond Local Public Improvement Bond Bank, 4.500%,
              08/15/2017, Series A, XCLA, Revenue, Callable
              08/15/2011 @ 100 (a) (b)                                     520,000        522,122
            Indiana State Fair Common Fairgrounds, 4.200%,
              01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @
              100 (b)                                                      390,000        415,958
                                                                                      -----------
                                                                                          938,080
                                                                                      -----------

     3.80%  KANSAS
            Miami County Unified School District No. 416,
              5.000%, 09/01/2016, National-RE, GO (b)                      500,000        576,125
                                                                                      -----------

     0.70%  MASSACHUSETTS
            Massachusetts State, 5.500%, 11/01/2010, Series C,
              AGM, GO (b)                                                  105,000        106,333
                                                                                      -----------



See accompanying notes to financial statements.
                                       12

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     0.34%  MICHIGAN
            City of Detroit, 5.000%, 04/01/2012, Series C, AGM,
              GO (b)                                                 $      50,000    $    52,033
                                                                                      -----------

     0.34%  MISSISSIPPI
            Itawamba Community College District, 5.000%,
              02/01/2011, XLCA-ICR, GO (b)                                  50,000         51,043
                                                                                      -----------

     4.37%  MISSOURI
            Joint Municipal Electric Utility Commission Power
              Project, 5.000%, 01/01/2015, National-RE,
              Revenue (b)                                                  120,000        131,605
            St. Louis Airport, 5.000%, 07/01/2015, Series A,
              AGM, Revenue (b)                                             475,000        529,986
                                                                                      -----------
                                                                                          661,591
                                                                                      -----------

     1.96%  NEVADA
            Clark County, 4.500%, 06/01/2018, AGM, GO, Callable
              06/01/2016 @ 100 (a)                                         275,000        297,498
                                                                                      -----------

     3.37%  NEW JERSEY
            Hoboken Municipal Hospital Authority, 4.450%,
              07/01/2021, Series A, AGM Municipal Government
              Guaranteed, Revenue, Callable 07/01/2017 @
              100 (a)                                                      500,000        510,115
                                                                                      -----------

     2.71%  NEW YORK
            Erie County Public Improvement, 5.000%, 12/01/2015,
              Series A, National-RE, GO (b)                                100,000        111,912
            Troy Industrial Development Authority Civic
              Facility, 4.050%, 04/01/2037, Series E, Revenue,
              Callable 09/01/2011 @ 100 (b) (c)                            290,000        298,358
                                                                                      -----------
                                                                                          410,270
                                                                                      -----------

     3.00%  OHIO
            City of Cleveland Various Purpose, 5.500%,
              12/01/2013, National-RE, GO, Callable 12/01/2012
              @ 100 (a) (b)                                                320,000        352,384
            Lake Local School District, Stark County, 5.750%,
              12/01/2026, FGIC, GO, Prerefunded 12/01/2010 @
              100 (b)                                                      100,000        101,785
                                                                                      -----------
                                                                                          454,169
                                                                                      -----------

     3.56%  PENNSYLVANIA
            Philadelphia Authority for Industrial Development,
              5.000%, 12/01/2016, National-RE FGIC, Revenue (b)            500,000        538,670
                                                                                      -----------

     1.58%  SOUTH CAROLINA
            Beaufort County, 8.000%, 03/01/2016, National-RE
              State Aid Withholding, GO (a)                                180,000        238,491
                                                                                      -----------

    18.74%  TEXAS
            Austin Electric Utility System, 5.500%, 11/15/2015,
              Series A, AMBAC, Revenue (a)                                 500,000        591,950
            Brazoria County Municipal Utility District No. 26,
              4.600%, 09/01/2028, National-RE FGIC, GO,
              Callable 09/01/2013 @ 100 (b)                                100,000         98,788
            City of Midlothian, 5.500%, 08/15/2013, National-RE,
              GO (b)                                                       175,000        195,718
            Dallas Area Rapid Transit, 5.250%, 12/01/2043,
              Revenue, Callable 12/01/2018 @ 100                           500,000        527,185
            Dallas-Fort Worth International Airport Facility
              Improvement Corp., 6.000%, 11/01/2014, Revenue,
              Callable 09/20/2010 @ 100 (b)                                140,000        131,457
            Laguna-Madre Water District, 4.500%, 03/01/2024,
              AMBAC, Revenue, Callable 03/01/2016 @ 100 (b)                595,000        618,157
            Municipal Power Agency, Zero Coupon, 09/01/2010,
              AMBAC, Revenue (b)                                           250,000        249,668
            Pearland Waterworks & Sewer Systems, 6.000%,
              09/01/2011, AMBAC, Revenue (b)                               135,000        142,738
            State Turnpike Authority, Zero Coupon, 08/15/2015,
              Series A, AMBAC, Revenue (b)                                 205,000        162,598
            Upper Trinity Regional Water District, 6.000%,
              08/01/2026, Series A, FGIC, Revenue, Prerefunded
              08/01/2010 @ 100                                             120,000        120,000
                                                                                      -----------
                                                                                        2,838,259
                                                                                      -----------



See accompanying notes to financial statements.
                                       13

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  PRINCIPAL       VALUE
-------------------------------------------------------------------------------------------------
     2.34%  U.S. TERRITORIES
            Northern Mariana Islands Commonwealth, 6.750%,
              10/01/2033, Series A, GO, Prerefunded 10/01/2013
              @ 100 (b)                                              $     300,000    $   354,111
                                                                                      -----------
            TOTAL MUNICIPAL BONDS
            (Cost $12,032,803)                                                         12,545,040
                                                                                      -----------

     1.24%  FOREIGN BONDS
     1.24%  FINANCIAL SERVICES
            General Electric Capital Corp., 6.750%,
              09/26/2016, EMTN                                     NZD     250,000        187,029
                                                                                      -----------
            TOTAL FOREIGN BONDS
            (Cost $175,496)                                                               187,029
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
     9.15%  EXCHANGE TRADED/CLOSED-END FUNDS
     0.26%  ASSET ALLOCATION CLOSED-END FUND
            Alpine Global Premier Properties Fund (b)                        6,279         38,804
                                                                                      -----------

     0.87%  EQUITY CLOSED-END FUNDS
            Cohen & Steers Closed-End Opportunity Fund, Inc. (b)             6,400         78,080
            Cohen & Steers Quality Income Realty Fund, Inc. (b)              3,652         25,454
            Macquarie Global Infrastructure Total Return Fund,
              Inc. (b)                                                       1,818         27,906
                                                                                      -----------
                                                                                          131,440
                                                                                      -----------

     1.09%  EQUITY EXCHANGE TRADED FUNDS
            iShares Dow Jones U.S. Real Estate Index Fund                    1,675         86,581
            Market Vectors Gold Miners ETF                                   1,620         78,116
                                                                                      -----------
                                                                                          164,697
                                                                                      -----------

     2.67%  MUNICIPAL EXCHANGE TRADED FUND
            SPDR Nuveen Barclays Capital Short Term Municipal
              Bond ETF (b)                                                  16,645        405,139
                                                                                      -----------

     3.63%  TAXABLE FIXED INCOME CLOSED-END FUNDS
            AllianceBernstein Income Fund, Inc. (b)                         24,878        207,234
            BlackRock Credit Allocation Fund, Inc. (b)                       1,700         17,187
            BlackRock Income Trust, Inc.                                    43,019        298,122
            Rivus Bond Fund                                                  1,507         26,734
                                                                                      -----------
                                                                                          549,277
                                                                                      -----------

     0.63%  TAXABLE FIXED INCOME EXCHANGE TRADED FUND
            ProShares UltraShort 7-10 Year Treasury (b) (e)                  2,257         96,126
                                                                                      -----------
            TOTAL EXCHANGE TRADED/CLOSED-END FUNDS
            (Cost $1,290,277)                                                           1,385,483
                                                                                      -----------

     0.01%  PREFERRED STOCK
     0.01%  U.S. GOVERNMENT & AGENCY
            Fannie Mae, 0.000%, Series G, Callable 09/30/2010 @
              $50 (b) (c) (e)                                                2,370          1,778
                                                                                      -----------
            TOTAL PREFERRED STOCKS
            (Cost $7,541)                                                                   1,778
                                                                                      -----------


                                                                         CONTRACTS
                                                                        ----------
     0.66%  PURCHASED OPTIONS (E)
            iShares Barclays 20+ Year Treasury:
              08/21/2010, Put @ $95                                             64            640
              08/21/2010, Put @ $96                                            480          7,680
              08/21/2010, Put @ $97                                            416         11,232
              08/21/2010, Put @ $98                                            356         16,732
              08/21/2010, Put @ $99                                             40          3,160
              08/21/2010, Put @ $100                                            70          8,120


See accompanying notes to financial statements.
                                       14

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

   % OF
NET ASSETS  DESCRIPTION                                                  CONTRACTS       VALUE
-------------------------------------------------------------------------------------------------
            SPDR S&P 500 ETF Trust:
              08/21/2010, Call @ $114                                          525    $    33,075
              08/21/2010, Put @ $106                                           231         19,635
                                                                                      -----------
            TOTAL PURCHASED OPTIONS
            (Cost $203,140)                                                               100,274
                                                                                      -----------



                                                                          SHARES
                                                                        ----------
     8.58%  SHORT-TERM INVESTMENT
            Dreyfus Tax Exempt Cash Management Fund, 0.150% (f)          1,298,451      1,298,451
                                                                                      -----------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $1,298,451)                                                           1,298,451
                                                                                      -----------

   102.49%  TOTAL INVESTMENTS
            (COST $15,007,708)                                                         15,518,055
                                                                                      -----------

   (2.49)%  NET OTHER ASSETS (LIABILITIES)                                               (376,591)
                                                                                      -----------

   100.00%  NET ASSETS                                                                $15,141,464
                                                                                      -----------

            At July 31, 2010, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

            Unrealized Appreciation                                                   $   681,832
            Unrealized Depreciation                                                      (171,485)
                                                                                      -----------
            NET UNREALIZED APPRECIATION                                               $   510,347
                                                                                      -----------



                                                                         PRINCIPAL
                                                                        ----------
     9.64%  U.S. TREASURY SECURITIES SOLD SHORT
            U.S. Treasury Note, 0.875%, 01/31/2012                   $   1,450,000      1,459,799
                                                                                      -----------
            TOTAL U.S. TREASURY SECURITIES SOLD SHORT
            (Proceeds $1,450,341)                                                     $ 1,459,799
                                                                                      -----------






                                                            MARKET                        UNREALIZED
                                        LOCAL CURRENCY      VALUE      SETTLEMENT DATE   GAIN/(LOSS)
                                        --------------   -----------   ---------------   -----------
          FOREIGN CURRENCY
          TO BUY:
          Australian Dollar                  135,019        $122,040       08/06/2010       $  9,299
          Brazilian Real                     211,636         120,122       08/06/2010          2,872
                                                                                            --------
                                                                                              12,171
                                                                                            --------
          TO SELL:
          Australian Dollar                  135,019         122,040       08/06/2010         (1,302)
          Brazilian Real                      31,689          17,986       08/06/2010             14
          Bristish Sterling Pound             98,813         155,046       08/06/2010         (1,047)
          Japanese Yen                    19,483,500         225,530       08/06/2010         (3,530)
          New Zealand Dollar                 123,739          89,741       08/06/2010         (4,259)
                                                                                            --------
                                                                                             (10,124)
                                                                                            --------
          TOTAL NET UNREALIZED GAIN (LOSS) ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS       $  2,047
                                                                                            --------




See accompanying notes to financial statements.
                                       15

 YIELDQUEST TAX-EXEMPT BOND FUND
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JULY 31, 2010

                                                                           NOTIONAL       UNREALIZED
                                                          CONTRACTS         VALUE        GAIN/(LOSS)
                                                         -----------   ---------------   -----------
          FUTURES CONTRACTS PURCHASED
          Dollar Index, expires 09/15/2010                        13     $  1,076,843       $(15,328)
          E-Mini Crude Oil, expires 08/19/2010                     9          346,410          8,865
          Natural Gas Future, expires 09/30/2010                   4          178,098         18,822
                                                                                            --------
                                                                                              12,359
                                                                                            --------
          FUTURES CONTRACTS SOLD SHORT
          90 Day Euro$, expires 09/19/2010                       186      186,000,000         (9,538)
          U.S. 5 Year Note, expires 09/30/2010                    67        6,700,000        (38,456)
          U.S. 10 Year Note, expires 09/30/2010                    4          400,000         (3,929)
                                                                                            --------
                                                                                             (51,923)
                                                                                            --------
          TOTAL                                                                             $(39,564)
                                                                                            --------



-------

(a)    All or a portion of the security is pledged as collateral for securities sold short.
(b)    All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)    Variable rate security
(d)    Default Resolution
(e)    Non-income producing security.
(f)    Rate represents effective yield.

AGM    Assured Guaranty Municipal Corp.
AMBAC  Insured by American Municipal Bond Assurance Corp.
COP    Certificate of Participation
EMTN   Euro Medium Term Note
ETF    Exchange-Traded Fund
FGIC   Insured by Financial Guaranty Insurance Co.
GO     General Obligation
ICR    Issuer Credit Rating
NZD    New Zealand Dollar
SPDR   S&P Depositary Receipts
XLCA   Insured by XL Capital Assurance




See accompanying notes to financial statements.
                                       16

 YIELDQUEST FUNDS
 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                     JULY 31, 2010

1. SECURITY VALUATION -- Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system,established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the "Advisor"), pursuant to guidelines established bythe Board of Trustees of the Trust (the "Board"). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds' portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor's pricing methodology for any security that is fair value priced.

As a general principle, a "fair value" of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds;
(vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

       -  Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       -  Level 2 -- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

       -  Level 3 -- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodologies used for valuing the Funds' holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service, are reflected as Level 2.

 YIELDQUEST FUNDS
 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)          JULY 31, 2010

The following is a summary of the Funds' holdings as of July 31, 2010, as categorized under the three tier hierarchy of inputs:

                                                                LEVEL 2       LEVEL 3
                                                   LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                                    QUOTED     OBSERVABLE  UNOBSERVABLE
FUNDS                                  TOTAL        PRICE        INPUTS       INPUTS
----------------------------------  -----------  -----------  -----------  ------------
CORE EQUITY FUND
  Investments in Securities*        $ 4,837,325  $ 4,837,325  $        --       $--
  Asset Derivatives
     Equity Contracts                    43,143       43,143           --        --
     Interest Rate Contracts             19,199       19,199           --        --
     Other Contracts                      5,782        5,782           --        --
                                    -----------  -----------  -----------  ------------
     Total Assets                   $ 4,905,449  $ 4,905,449  $        --       $--
                                    -----------  -----------  -----------  ------------
  Securities Sold Short             $  (574,982) $  (574,982) $        --       $--
  Liability Derivatives
     Interest Rate Contracts            (34,012)     (34,012)          --        --
     Foreign Exchange Contracts         (14,049)          --      (14,049)       --
                                    -----------  -----------  -----------  ------------
     Total Liabilities              $  (623,043) $  (608,994) $   (14,049)      $--
                                    -----------  -----------  -----------  ------------
TOTAL RETURN BOND FUND
  Corporate Bonds                   $15,650,993  $        --  $15,650,993       $--
  Collateralized Mortgage
     Obligations                         19,645           --       19,645        --
  U.S. Government & Agency              333,424           --      333,424        --
  Foreign Bonds                       5,479,613           --    5,479,613        --
  Municipal Bonds                     4,042,477           --    4,042,477        --
  Taxable Municipal Bonds             3,376,255           --    3,376,255        --
  Preferred Stocks*                     114,158      114,158           --        --
  Exchange Traded/Closed-End
     Funds*                           8,961,981    8,961,981           --        --
  Short-Term Investments              9,076,540    4,576,931    4,499,609        --
  Asset Derivatives
     Equity Contracts                   202,650      202,650           --        --
     Interest Rate Contracts            181,629      181,629           --        --
     Foreign Exchange Contracts          83,444           --       83,444        --
     Other Contracts                    104,645      104,645           --        --
                                    -----------  -----------  -----------  ------------
     Total Assets                   $47,627,454  $14,141,994  $33,485,460       $--
                                    -----------  -----------  -----------  ------------
  Liability Derivatives
     Interest Rate Contracts           (306,735)    (306,735)          --        --
     Foreign Exchange Contracts        (489,461)          --     (489,461)       --
                                    -----------  -----------  -----------  ------------
     Total Liabilities              $  (796,196) $  (306,735) $  (489,461)      $--
                                    -----------  -----------  -----------  ------------

 YIELDQUEST FUNDS
 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)          JULY 31, 2010

                                                                LEVEL 2       LEVEL 3
                                                   LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                                    QUOTED     OBSERVABLE  UNOBSERVABLE
FUNDS                                  TOTAL        PRICE        INPUTS       INPUTS
----------------------------------  -----------  -----------  -----------  ------------
TAX-EXEMPT BOND FUND
  Municipal Bonds                   $12,545,040  $        --  $12,545,040       $--
  Foreign Bonds                         187,029           --      187,029        --
  Exchange Traded/Closed-End
     Funds*                           1,385,483    1,385,483           --        --
  Preferred Stock                         1,778        1,778           --        --
  Short-Term Investment               1,298,451    1,298,451           --        --
  Asset Derivatives
     Equity Contracts                    52,710       52,710           --        --
     Interest Rate Contracts             47,564       47,564           --        --
     Foreign Exchange Contracts          12,185           --       12,185        --
     Other Contracts                     27,687       27,687           --        --
                                    -----------  -----------  -----------  ------------
     Total Assets                   $15,557,927  $ 2,813,673  $12,744,254       $--
                                    -----------  -----------  -----------  ------------
  Securities Sold Short             $(1,459,799) $        --  $(1,459,799)      $--
  Liability Derivatives
     Interest Rate Contracts            (67,251)     (67,251)          --        --
     Foreign Exchange Contracts         (10,138)          --      (10,138)       --
                                    -----------  -----------  -----------  ------------
     Total Liabilities              $(1,537,188) $   (67,251) $(1,469,937)      $--
                                    -----------  -----------  -----------  ------------




*    See schedule of investments for industry and security type breakout.


Disclosures about Derivative Instruments and Hedging Activities -- The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities. The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of July 31, 2010:

                                                  ASSET DERIVATIVE INVESTMENTS VALUE
                              --------------------------------------------------------------------------
                                                            Interest                Foreign
                              Total Value at     Equity       Rate       Credit     Exchange     Other
FUND                           July 31, 2010   Contracts   Contracts   Contracts   Contracts   Contracts
--------------------------------------------------------------------------------------------------------
Core Equity Fund                 $  68,124      $ 43,143*  $  19,199      $--      $      --    $  5,782*
Total Return Bond Fund             572,368       202,650     181,629       --         83,444     104,645*
Tax-Exempt Bond Fund               140,146        52,710      47,564       --         12,185      27,687*
--------------------------------------------------------------------------------------------------------
Total                            $ 780,638      $298,503   $ 248,392      $--      $  95,629    $138,114
                              --------------------------------------------------------------------------


                                                LIABILITY DERIVATIVE INVESTMENTS VALUE
                              --------------------------------------------------------------------------
                                                            Interest                Foreign
                              Total Value at     Equity       Rate       Credit     Exchange     Other
FUND                           July 31, 2010   Contracts   Contracts   Contracts   Contracts   Contracts
--------------------------------------------------------------------------------------------------------
Core Equity Fund                 $ (48,061)     $     --   $ (34,012)*    $--      $ (14,049)   $     --
Total Return Bond Fund            (796,196)           --    (306,735)*     --       (489,461)         --
Tax-Exempt Bond Fund               (77,389)           --     (67,251)*     --        (10,138)         --
--------------------------------------------------------------------------------------------------------
Total                            $(921,646)     $     --   $(407,998)     $--      $(513,648)   $     --
                              --------------------------------------------------------------------------




*    Includes cumulative appreciation/depreciation of futures contracts as reported in
     Schedule of Investments.


Foreign Currency Contracts -- The Funds are subject to foreign exchange risk in the normal course of pursuing its investment objective. The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed

 YIELDQUEST FUNDS
 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)          JULY 31, 2010

number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at July 31, 2010 is as follows:

Core Equity Fund                             $ 84,180
Total Return Bond Fund                        574,275
Tax-Exempt Bond Fund                          187,029


Futures Contracts -- Each Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. The market value of securities segregated for futures at July 31, 2010 is as follows:

Core Equity Fund                            $ 1,964,378
Total Return Bond Fund                       47,408,491
Tax-Exempt Bond Fund                          8,254,508


Option Contracts -- The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Short Sales -- Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The market value of securities segregated for short sales at July 31, 2010 is as follows:

Core Equity Fund                            $1,453,632
Total Return Bond Fund                              --
Tax-Exempt Bond Fund                         4,260,216

 YIELDQUEST FUNDS
 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)          JULY 31, 2010

For the nine months ended July 31, 2010, the Funds' average volume of derivatives is as follows:

                            PURCHASED       FORWARD CURRENCY          FORWARD CURRENCY         FUTURES          FUTURES
                             OPTIONS     CONTRACTS - PURCHASED        CONTRACTS - SOLD      LONG POSITION   SHORT POSITION
FUND                         (COST $)   (VALUE AT TRADE DATE $)   (VALUE AT TRADE DATE $)    (CONTRACTS)      (CONTRACTS)
----                        ---------   -----------------------   -----------------------   -------------   --------------
Core Equity Fund             $ 43,617          $   93,000                $  425,491               69               23
Total Return Bond Fund        566,709           3,423,135                 6,478,170               80              690
Tax-Exempt Bond Fund          197,085             841,541                   638,151               25              289

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust


By (Signature and Title)* /s/ Jay K. Chitnis
                          ------------------------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 9/17/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jay K. Chitnis
                          ------------------------------------------------
                          Jay K. Chitnis, President
                          (principal executive officer)

Date 9/17/10


By (Signature and Title)* /s/ Gary Schwartz
                          ------------------------------------------------
                         Gary Schwartz,CCO
                        (performing the function of principal financial officer)

Date 9/17/10

* Print the name and title of each signing officer under his or her signature.